Wire Redemption Fee [Member] Performance Management - GREEN CENTURY BALANCED FUND	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and the average annual total return table below provide some indication of the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart shows changes in the performance of the Individual Investor Class of the Fund from year to year. The table shows how the average annual total returns of each class of the Fund for 1, 5, 10 year periods and since inception compare with the returns of the S&P 500 Index, S&P 1500 Index, BofA Merrill Lynch 1-10 Year U.S. Corp. Government Index, and the Bloomberg U.S. Intermediate Credit (1-10 Year) Index, which represents the broad measures of market performance. The table also compares the performance of each class of the Fund to the Custom Balanced Index (an Index that is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year U.S. Corporate & Government Index), and the Custom Index (an index that is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the Bloomberg U.S. Intermediate Credit (1-10 Year) Index) and the Lipper Balanced Fund Index.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website, www.greencentury.com/fund-performance/, or by calling 1‑800‑934‑7336.
NTI commenced subadvisory services for the Fund on December 1, 2025. A different subadviser served as the Fund’s subadviser for periods prior to December 1, 2025. Performance for periods prior to December 1, 2025 reflects the investment strategies employed during those periods.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the average annual total return table below provide some indication of the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart shows changes in the performance of the Individual Investor Class of the Fund from year to year. The table shows how the average annual total returns of each class of the Fund for 1, 5, 10 year periods and since inception compare with the returns of the S&P 500 Index, S&P 1500 Index, BofA Merrill Lynch 1-10 Year U.S. Corp. Government Index, and the Bloomberg U.S. Intermediate Credit (1-10 Year) Index, which represents the broad measures of market performance.
Performance Additional Market Index [Text]	The table also compares the performance of each class of the Fund to the Custom Balanced Index (an Index that is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year U.S. Corporate & Government Index), and the Custom Index (an index that is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the Bloomberg U.S. Intermediate Credit (1-10 Year) Index) and the Lipper Balanced Fund Index.
Bar Chart [Heading]	Annual Total Returns for Years Ended December 31 Green Century Balanced Fund – Individual Investor Class
Bar Chart Closing [Text Block]
During the period shown, the Fund’s Individual Investor Class best quarterly performance was 14.28%, for the quarter ended 6/30/20. The Fund’s Individual Investor Class worst quarterly performance was ‑12.74%, for the quarter ended 3/31/20.
As of September 30, 2025, the year‑to‑date return for the Fund’s Individual Investor Class was 7.92%.

Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance Table Narrative
Institutional Shares were offered as of November 28, 2020. The Institutional Class performance prior to November 28, 2020 reflects the performance of the Fund’s Individual Investor Class. The after‑tax returns are shown for the Individual Investor Class of the Fund and the after‑tax returns for the Institutional
Class of the Fund will vary. The after‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	The after‑tax returns are shown for the Individual Investor Class of the Fund and the after‑tax returns for the InstitutionalClass of the Fund will vary.
Performance Availability Website Address [Text]	www.greencentury.com/fund-performance/
Performance Availability Phone [Text]	1‑800‑934‑7336
Individual Investor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year‑to‑date return
Bar Chart, Year to Date Return	7.92%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	best quarterly performance
Highest Quarterly Return	14.28%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst quarterly performance
Lowest Quarterly Return	(12.74%)
Lowest Quarterly Return, Date	Mar. 31, 2020